                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                                    811-6324

Exact name of registrant as specified in charter:                      Delaware Group Global and
                                                                       International Funds

Address of principal executive offices:                                2005 Market Street
                                                                       Philadelphia, PA 19103

Name and address of agent for service:                                 Richelle S. Maestro, Esq.
                                                                       2005 Market Street
                                                                       Philadelphia, PA 19103

Registrant's telephone number, including area code:                    (800) 523-1918

Date of fiscal year end:                                               November 30

Date of reporting period:                                              August 31, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)

DELAWARE EMERGING MARKETS FUND

August 31, 2005

                                                                                                     NUMBER OF         MARKET
                                                                                                     SHARES            VALUE (U.S.$)
COMMON STOCK- 95.42%^
Argentina - 0.70%
Tenaris ADR                                                                                               66,400         $7,601,472
                                                                                                                     --------------
                                                                                                                          7,601,472
                                                                                                                     --------------
Brazil - 14.08%
AES Tiete                                                                                            268,100,000          4,756,411
AES Tiete Preferred                                                                                  268,100,000          4,989,680
Caemi Mineracao e Metalurgia                                                                          13,859,000         16,175,990
Cia de Concessoes Rodoviarias                                                                            482,600         11,531,930
Cia de Saneamento Basico do Estado de Sao Paulo                                                       60,970,000          3,803,994
Cia Siderurgica Nacional                                                                                 601,600         11,755,725
Cia Vale do Rio Doce ADR                                                                                 416,900         12,507,000
Investimentos Itau                                                                                    11,747,000         29,366,253
Petroleo Brasileiro                                                                                       23,543          1,293,011
Petroleo Brasileiro ADR                                                                                  513,100         28,215,369
+Ultrapar Participacoes                                                                                  592,285          9,698,381
Votorantim Celulose e Papel ADR                                                                        1,670,850         19,381,860
                                                                                                                     --------------
                                                                                                                        153,475,604
                                                                                                                     --------------
Chile - 1.79%
Administradora de Fondos de Pensiones Provida                                                            902,108          1,778,454
Administradora de Fondos de Pensiones Provida ADR                                                         41,931          1,249,544
Banco Santander ADR                                                                                      435,600         16,522,308
                                                                                                                     --------------
                                                                                                                         19,550,306
                                                                                                                     --------------
China - 5.91%[_]
Asia Aluminum                                                                                         26,466,000          2,666,560
China Merchants Holdings International                                                                 3,662,000          7,794,619
China Telecom                                                                                         39,916,000         14,987,070
Fountain Set Holdings                                                                                 11,576,000          5,797,220
Guangshen Railway                                                                                     20,012,000          6,353,040
Texwinca Holdings                                                                                     11,500,000          7,846,127
TPV Technology                                                                                         6,856,000          4,567,614
Zhejiang Expressway                                                                                   21,228,000         14,443,396
                                                                                                                     --------------
                                                                                                                         64,455,646
                                                                                                                     --------------
Croatia - 0.58%
Pliva GDR                                                                                                497,808          6,322,162
                                                                                                                     --------------
                                                                                                                          6,322,162
                                                                                                                     --------------
Czech Republic - 0.59%
Philip Morris                                                                                              7,676          6,386,462
                                                                                                                     --------------
                                                                                                                          6,386,462
                                                                                                                     --------------
Egypt - 1.61%
MobiNil-Egyptian Mobile Services                                                                         544,431         17,543,641
                                                                                                                     --------------
                                                                                                                         17,543,641
                                                                                                                     --------------
Estonia - 0.24%
Eesti Telekom GDR                                                                                         94,767          2,573,398
                                                                                                                     --------------
                                                                                                                          2,573,398
                                                                                                                     --------------
Hungary - 2.68%
Matav Magyar Tavkozlesi                                                                                3,665,725         18,595,393
OTP Bank                                                                                                 267,371         10,639,336
                                                                                                                     --------------
                                                                                                                         29,234,729
                                                                                                                     --------------
India - 0.33%
Ranbaxy Laboratories GDR                                                                                 301,500          3,618,000
                                                                                                                     --------------
                                                                                                                          3,618,000
                                                                                                                     --------------
Indonesia - 0.92%
IRP Telekomunikasi Indonesia                                                                          20,361,000         10,006,004
                                                                                                                     --------------
                                                                                                                         10,006,004
                                                                                                                     --------------
Israel - 2.11%
Bank Hapoalim                                                                                          6,239,763         23,032,683
                                                                                                                     --------------
                                                                                                                         23,032,683
                                                                                                                     --------------
Malaysia - 9.31%
Hong Leong Bank                                                                                       11,292,900         16,357,095
Malaysia International Shipping                                                                        3,298,300         15,591,421
Maxis Communications                                                                                  11,595,200         29,241,961
PLUS Expressways                                                                                      17,339,400         14,715,947
Public Bank                                                                                            5,794,100         10,522,159
Tanjong                                                                                                4,199,000         15,028,235
                                                                                                                     --------------
                                                                                                                        101,456,818
                                                                                                                     --------------

                                                                                                     NUMBER OF         MARKET
                                                                                                     SHARES            VALUE (U.S.$)
Mexico - 7.14%
Cemex de C.V.                                                                                          1,544,244          7,354,363
Cemex de C.V. ADR                                                                                        295,045         14,064,795
Grupo Aeroportuario del Sureste de C.V. ADR                                                              198,100          7,349,510
Grupo Continental                                                                                      1,560,600          2,640,904
Grupo Televisa ADR                                                                                       161,100         10,117,080
Kimberly-Clark de Mexico de C.V.                                                                       4,620,800         15,196,439
Telefonos de Mexico de C.V. ADR                                                                        1,101,000         21,139,200
                                                                                                                     --------------
                                                                                                                         77,862,291
                                                                                                                     --------------
Morocco - 0.75%
Maroc Telecom                                                                                            811,538          8,212,789
                                                                                                                     --------------
                                                                                                                          8,212,789
                                                                                                                     --------------
Panama - 0.81%
Banco Latinoamericano de Export                                                                          513,200          8,796,248
                                                                                                                     --------------
                                                                                                                          8,796,248
                                                                                                                     --------------
Poland - 2.23%
Bank Pekao                                                                                               333,867         16,776,750
Telekomunikacja Polska                                                                                 1,076,784          7,513,211
                                                                                                                     --------------
                                                                                                                         24,289,961
                                                                                                                     --------------
Republic of Korea - 14.13%
GS Engineering & Construction                                                                            229,430          8,461,409
Hyundai Motor                                                                                             83,070          5,727,478
Hyundai Motor Preferred                                                                                  368,410         16,643,857
Kookmin Bank                                                                                             221,210         11,182,670
Korea Electric Power                                                                                     592,650         18,745,295
Korea Gas                                                                                                667,850         19,244,723
KT                                                                                                       168,530          6,391,985
KT ADR                                                                                                   906,679         18,450,918
KT&G                                                                                                     359,070         15,898,530
#KT&G GDR 144A                                                                                           232,617          5,130,763
Samsung Electronics                                                                                       13,089          6,929,716
Samsung Electronics Preferred                                                                             58,889         21,230,029
                                                                                                                     --------------
                                                                                                                        154,037,373
                                                                                                                     --------------
Russia - 3.38%
LUKOIL ADR                                                                                               202,688          9,850,637
Mobile Telesystems ADR                                                                                   428,100         15,839,700
+NovaTek OAO GDR                                                                                         508,354         11,158,370
                                                                                                                     --------------
                                                                                                                         36,848,707
                                                                                                                     --------------
South Africa - 11.91%
African Bank Investments                                                                               5,247,669         16,763,417
Alexander Forbes                                                                                       7,643,731         16,482,496
Aspen Pharmacare Holdings                                                                              1,627,272          7,663,988
Impala Platinum Holdings                                                                                 159,124         16,687,898
Nampak                                                                                                 4,178,889         10,102,143
Remgro                                                                                                   796,805         13,224,767
Sasol                                                                                                    565,685         19,001,299
Steinhoff International Holdings                                                                       7,635,764         19,772,398
Tiger Brands                                                                                             498,425         10,152,542
                                                                                                                     --------------
                                                                                                                        129,850,948
                                                                                                                     --------------
Taiwan - 6.99%
Asustek Computer                                                                                       5,719,223         13,969,499
Chunghwa Telecom                                                                                       9,471,000         17,614,754
Chunghwa Telecom ADR                                                                                     308,696          5,942,398
Pihsiang Machinery Manufacturing                                                                       1,256,830          2,453,530
President Chain Store                                                                                  9,486,299         17,150,225
Synnex Technology International                                                                        7,059,800          8,411,782
+Taiwan Semiconductor Manufacturing                                                                    6,505,000         10,703,452
                                                                                                                     --------------
                                                                                                                         76,245,640
                                                                                                                     --------------

                                                                                                     NUMBER OF         MARKET
                                                                                                     SHARES            VALUE (U.S.$)
Thailand - 6.26%
Advanced Info Service                                                                                  7,292,400         17,866,163
Kasikornbank NVDR                                                                                      6,593,900          9,832,508
Land & Houses NVDR                                                                                    77,006,200         13,859,551
Siam Cement NVDR                                                                                       2,919,300         16,253,798
Siam City Bank                                                                                         4,656,900          2,955,238
Siam City Bank NVDR                                                                                    5,581,400          3,472,918
Thai Union Frozen Products                                                                             3,493,781          2,542,473
Thai Union Frozen Products NVDR                                                                        2,147,219          1,449,197
                                                                                                                     --------------
                                                                                                                         68,231,846
                                                                                                                     --------------
Turkey - 0.44%
+Vestel Elektronik Sanayi                                                                              1,291,454          4,780,563
                                                                                                                     --------------
                                                                                                                          4,780,563
                                                                                                                     --------------
United Kingdom - 0.53%
Vedanta Resources                                                                                        565,127          5,773,477
                                                                                                                     --------------
                                                                                                                          5,773,477
                                                                                                                     --------------
TOTAL COMMON STOCK (COST $911,354,331)                                                                                1,040,186,768
                                                                                                                     ==============
                                                                                                     PRINCIPAL
                                                                                                     AMOUNT
REPURCHASE AGREEMENTS - 3.93%
With BNP Paribas 3.51% 9/1/05
 (dated 8/31/05, to be repurchased at $24,788,417,
 collateralized by $25,624,000 U.S. Treasury
 Bills due 1/12/06, market value $25,287,612)                                                        $24,786,000         24,786,000

With UBS Warburg 3.48% 9/1/05 (dated 8/31/05, to be repurchased at $18,055,745, collateralized by $5,805,000 U.S. Treasury Notes 3.13% due 10/15/08, market value $5,749,802 and $12,036,000 U.S. Treasury Notes 6.50% due 10/15/06, market
 value $12,682,583)                                                                                   18,054,000         18,054,000
                                                                                                                     --------------
TOTAL REPURCHASE AGREEMENTS (cost $42,840,000)                                                                           42,840,000
                                                                                                                     --------------

TOTAL MARKET VALUE OF SECURITIES - 99.35%
   (cost $954,194,331)                                                                                                1,083,026,768
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 0.65%                                                       7,060,568
                                                                                                                     --------------
NET ASSETS APPLICABLE TO 64,678,164 SHARES OUTSTANDING - 100.00%                                                     $1,090,087,336
                                                                                                                     ==============

+Non-income producing security for the period ended August 31, 2005. #Security exempt from registration under Rule 144A of the Securities Act of
 1933. See Note 4 in "Notes."
^Securities have been classified by country of origin.
[_]Securities listed and traded on the Hong Kong Stock Exchange.

SUMMARY OF ABBREVIATIONS:
ADR - American Depositary Receipts
GDR - Global Depositary Receipts
NVDR - Non-Voting Depositary Receipts
--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Global & International Funds - Delaware Emerging Markets Fund (the "Fund").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS -- The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY TRANSACTIONS - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At August 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At August 31, 2005, the cost of investments and unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Cost of investments                  $954,483,200
                                     ------------
Aggregate unrealized appreciation     149,960,899
Aggregate unrealized depreciation     (21,417,331)
                                     ------------
Net unrealized appreciation          $128,543,568
                                     ------------

3. FOREIGN EXCHANGE CONTRACTS
The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. CREDIT AND MARKET RISK
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At August 31, 2005, 144A securities represented approximately 0.47% of total assets and no securities have been determined to be illiquid under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets.

SCHEDULE OF INVESTMENTS (Unaudited)

DELAWARE INTERNATIONAL SMALL CAP VALUE FUND

August 31, 2005

                                                                                                                        MARKET
                                                                                                     NUMBER OF          VALUE
                                                                                                     SHARES             (U.S.$)
COMMON STOCK- 92.01%^
Australia - 5.21%
Commonwealth Property Office Fund                                                                        780,211           $750,233
Multiplex Group                                                                                          232,418            588,301
Transfield Services Limited                                                                               85,701            552,149
                                                                                                                        -----------
                                                                                                                          1,890,683
                                                                                                                        -----------
Canada - 1.42%
Northern Property REIT                                                                                    33,600            515,203
                                                                                                                        -----------
                                                                                                                            515,203
                                                                                                                        -----------
Finland - 0.79%
Finnlines OYJ                                                                                             16,100            286,108
                                                                                                                        -----------
                                                                                                                            286,108
                                                                                                                        -----------
France - 7.90%
Boiron                                                                                                     6,892            188,845
+Carbone Lorraine                                                                                         10,304            464,500
Euler Hermes                                                                                               6,889            566,216
Neopost                                                                                                    3,599            333,707
Nexans                                                                                                     9,155            413,824
Norbert Dentressangle                                                                                      2,260            114,891
Remy Cointreau                                                                                             7,625            353,543
Societe Industrielle d'Aviations Latecoere                                                                10,206            432,296
                                                                                                                        -----------
                                                                                                                          2,867,822
                                                                                                                        -----------
Germany - 6.30%
Bilfinger Berger                                                                                           8,712            450,345
Hugo Boss                                                                                                  6,671            221,493
+MTU Aero Engines Holding                                                                                 11,094            322,439
+QIAGEN                                                                                                   33,741            427,231
Rational                                                                                                   3,475            365,886
Wincor Nixdorf                                                                                             5,351            500,819
                                                                                                                        -----------
                                                                                                                          2,288,213
                                                                                                                        -----------
Hong Kong - 5.11%
Arts Optical International Holding                                                                       242,000             77,848
ASM Pacific Technology                                                                                    92,000            453,169
COSCO Pacific Limited                                                                                    258,000            512,447
Fong's Industries                                                                                        478,000            373,161
Hung Hing Printing Group                                                                                 448,000            286,277
Kingmaker Footwear Holdings                                                                              696,000            154,039
                                                                                                                        -----------
                                                                                                                          1,856,941
                                                                                                                        -----------
@Hong Kong/China - 2.92%
Asia Aluminum Holdings                                                                                 6,070,000            611,578
Fountain Set Holdings                                                                                    894,000            447,712
                                                                                                                        -----------
                                                                                                                          1,059,290
                                                                                                                        -----------
Ireland - 1.17%
Glanbia                                                                                                  135,454            426,285
                                                                                                                        -----------
                                                                                                                            426,285
                                                                                                                        -----------
Italy - 1.27%
Autostrada Torino-Milano                                                                                  21,644            462,800
                                                                                                                        -----------
                                                                                                                            462,800
                                                                                                                        -----------
Japan - 7.38%
Air Water                                                                                                 55,000            456,343
NIFCO                                                                                                     26,200            427,657
Paris Miki                                                                                                19,900            428,921
Shimano                                                                                                   10,300            284,976
TAC                                                                                                       55,800            354,789
Takara Printing                                                                                           39,500            391,916
Ushio                                                                                                     17,000            336,965
                                                                                                                        -----------
                                                                                                                          2,681,567
                                                                                                                        -----------

                                                                                                                        MARKET
                                                                                                     NUMBER OF          VALUE
                                                                                                     SHARES             (U.S.$)
Netherlands - 8.04%
Athlon Holding                                                                                            13,464            347,455
Boskalis Westminster                                                                                       4,025            176,417
Fugro                                                                                                     28,645            862,644
Koninklijke BAM Groep                                                                                      9,543            726,438
Vopak                                                                                                     27,995            807,848
                                                                                                                        -----------
                                                                                                                          2,920,802
                                                                                                                        -----------
New Zealand - 1.25%
Fisher & Paykel Healthcare                                                                               128,415            315,629
Warehouse Group                                                                                           52,260            137,874
                                                                                                                        -----------
                                                                                                                            453,503
                                                                                                                        -----------
Norway - 2.27%
Ekornes Asa                                                                                               25,250            439,422
Farstad Shipping                                                                                          25,800            385,638
                                                                                                                        -----------
                                                                                                                            825,060
                                                                                                                        -----------
Singapore - 9.30%
Hyflux                                                                                                   403,000            806,227
MobileOne                                                                                                261,330            322,780
Parkway Holdings                                                                                         305,000            363,890
SembCorp Marine                                                                                          429,000            716,677
SIA Engineering                                                                                          192,000            267,758
Singapore Airport Terminal Services                                                                      213,000            289,422
SMRT                                                                                                     950,000            610,996
                                                                                                                        -----------
                                                                                                                          3,377,750
                                                                                                                        -----------
Spain - 1.16%
Prosegur Cia de Seguridad                                                                                 18,339            420,020
                                                                                                                        -----------
                                                                                                                            420,020
                                                                                                                        -----------
Sweden - 1.44%
Billerud                                                                                                  41,900            521,337
                                                                                                                        -----------
                                                                                                                            521,337
                                                                                                                        -----------
United Kingdom - 29.08%
Aga Foodservice Group                                                                                     89,212            487,532
Associated British Ports                                                                                  76,902            643,896
Cattles                                                                                                  130,123            685,144
Chloride Group                                                                                           390,327            624,604
Cobham                                                                                                   231,500            578,433
Croda International                                                                                       45,243            330,618
Expro International Group                                                                                 50,371            472,271
Greene King                                                                                               21,856            522,221
Laird Group                                                                                               65,629            400,722
Northern Foods                                                                                           106,564            290,937
Pennon Group                                                                                              41,850            769,924
Persimmon                                                                                                 33,851            506,274
+Punch Graphix                                                                                           131,927            284,256
Rexam                                                                                                     71,787            653,577
Rotork                                                                                                    69,141            682,727
Serco Group                                                                                              119,554            579,743
Spirax-Sarco Engineering                                                                                  44,913            637,004
TT electronics                                                                                           217,504            548,156
Vedanta Resources                                                                                         35,482            362,493
Weir Group                                                                                                76,566            500,078
                                                                                                                        -----------
                                                                                                                         10,560,610
                                                                                                                        -----------
TOTAL COMMON STOCK (COST $26,215,005)                                                                                    33,413,994
                                                                                                                        ===========
EXCHANGE TRADED FUND- 1.39%
Ishares MSCI EAFE Index Fund                                                                               9,000            504,000
                                                                                                                        -----------
TOTAL EXCHANGE TRADED FUND (COST $490,770)                                                                                  504,000
                                                                                                                        ===========

                                                                                                     PRINCIPAL
                                                                                                     AMOUNT
REPURCHASE AGREEMENTS- 6.56%
With BNP Paribas 3.51% 9/1/05
 (dated 8/31/05, to be repurchased at $1,379,134,
 collateralized by $1,426,000 U.S. Treasury
 Bills due 1/12/06, market value $1,407,228)                                                          $1,379,000          1,379,000

With UBS Warburg 3.48% 9/1/05
 (dated 8/31/05, to be repurchased at $1,005,097,
 collateralized by $323,000 U.S. Treasury Notes 3.13%
 due 10/15/08, market value $319,970 and $670,000
 U.S. Treasury Notes 6.50% due 10/15/06, market value $705,772)                                        1,005,000          1,005,000
                                                                                                                        -----------
TOTAL REPURCHASE AGREEMENTS (COST $2,384,000)                                                                             2,384,000
                                                                                                                        ===========

TOTAL MARKET VALUE OF SECURITIES - 99.96%
   (cost $29,089,775)                                                                                                    36,301,994
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 0.04%                                                          15,799
                                                                                                                        -----------
NET ASSETS APPLICABLE TO 3,106,648 SHARES OUTSTANDING - 100.00%                                                         $36,317,793
                                                                                                                        ===========

+Non-income producing security for the period ended August 31, 2005. ^Securities have been classified by country of origin.
@Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

SUMMARY OF ABBREVIATIONS
REIT - Real Estate Investment Trust

The following foreign currency exchange contracts were outstanding at August 31, 2005:

FOREIGN CURRENCY EXCHANGE CONTRACTS(1)

                                                      VALUE OF CONTRACT                                UNREALIZED
CONTRACT TO DELIVER            IN EXCHANGE FOR            AT 8/31/05           SETTLEMENT DATE        DEPRECIATION
-------------------            ---------------        -----------------        ---------------        ------------
(1,273,500) British Pounds      US $2,213,050           $(2,293,342)              10/31/05              $(80,292)
                                                                                                        --------
                                                                                                        $(80,292)
                                                                                                        ========

(1)See Note 3 in "Notes."

--------------------------------------------------------------------------------
NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Global & International Funds - Delaware International Small Cap Value Fund (the "Fund").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY TRANSACTIONS - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At August 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At August 31, 2005, the cost of investments and unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Cost of investments                   $29,089,775
                                      -----------
Aggregate unrealized appreciation       8,337,068
Aggregate unrealized depreciation      (1,124,849)
                                      -----------
Net unrealized appreciation           $ 7,212,219
                                     ------------

3. FOREIGN EXCHANGE CONTRACTS
The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. CREDIT AND MARKET RISK
Some countries in which the Fund invests require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At August 31, 2005, there were no 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets.

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

SCHEDULE OF INVESTMENTS (Unaudited)

DELAWARE INTERNATIONAL VALUE EQUITY FUND

August 31, 2005

                                                                                                    NUMBER OF          MARKET
                                                                                                    SHARES             VALUE (U.S.$)
COMMON STOCK- 97.02%^
Australia - 10.85%
Amcor                                                                                                  2,057,607        $10,266,409
Coles Myer                                                                                             1,629,471         12,213,976
Foster's Group                                                                                         4,988,881         21,742,161
*National Australia Bank                                                                               1,028,646         24,373,164
Telstra                                                                                                5,644,784         19,969,055
Wesfarmers                                                                                                30,240            904,910
                                                                                                                       ------------
                                                                                                                         89,469,675
                                                                                                                       ------------
Belgium - 3.28%
Electrabel                                                                                                20,064         10,202,935
*Fortis Group                                                                                            589,599         16,873,401
                                                                                                                       ------------
                                                                                                                         27,076,336
                                                                                                                       ------------
Finland - 1.47%
UPM-Kymmene                                                                                              605,882         12,119,886
                                                                                                                       ------------
                                                                                                                         12,119,886
                                                                                                                       ------------
France - 7.55%
*Compagnie de Saint-Gobain                                                                               273,702         16,711,480
*Societe Generale Class A                                                                                173,974         18,870,402
Total Class B                                                                                            100,937         26,634,232
                                                                                                                       ------------
                                                                                                                         62,216,114
                                                                                                                       ------------
Germany - 6.87%
Bayer                                                                                                    462,740         16,406,304
+Bayerische Hypo-Und Vereinsbank                                                                         458,870         13,057,445
*RWE                                                                                                     405,408         27,233,484
                                                                                                                       ------------
                                                                                                                         56,697,233
                                                                                                                       ------------
Hong Kong - 2.85%
Hong Kong Electric                                                                                     2,330,500         11,283,667
Wharf Holdings                                                                                         3,316,514         12,252,787
                                                                                                                       ------------
                                                                                                                         23,536,454
                                                                                                                       ------------
Italy - 3.22%
Banca Intesa                                                                                           5,490,580         26,546,005
                                                                                                                       ------------
                                                                                                                         26,546,005
                                                                                                                       ------------
Japan - 15.99%
Canon                                                                                                    420,400         21,292,114
*Eisai                                                                                                   106,700          4,061,136
*Hitachi                                                                                               1,455,000          8,945,683
KDDI                                                                                                       3,170         16,750,293
Matsushita Electric Industrial                                                                           857,000         15,017,281
*Millea Holdings                                                                                             592          8,694,582
Takeda Pharmaceutical                                                                                    485,600         26,345,484
Toyota Motor                                                                                             584,400         23,941,643
West Japan Railway                                                                                         1,893          6,792,975
                                                                                                                       ------------
                                                                                                                        131,841,191
                                                                                                                       ------------
Netherlands - 4.52%
ING Groep                                                                                                734,662         21,447,096
Reed Elsevier                                                                                          1,134,066         15,851,229
                                                                                                                       ------------
                                                                                                                         37,298,325
                                                                                                                       ------------
New Zealand - 1.84%
*Telecom Corporation of New Zealand                                                                    3,568,660         15,190,953
                                                                                                                       ------------
                                                                                                                         15,190,953
                                                                                                                       ------------
Republic of South Korea - 0.98%
POSCO ADR                                                                                                155,096          8,103,766
                                                                                                                       ------------
                                                                                                                          8,103,766
                                                                                                                       ------------
Singapore - 1.96%
Jardine Matheson                                                                                         288,687          4,806,499
+Oversea-Chinese Banking                                                                               3,036,600         11,327,408
                                                                                                                       ------------
                                                                                                                         16,133,907
                                                                                                                       ------------

                                                                                                    NUMBER OF          MARKET
                                                                                                    SHARES             VALUE (U.S.$)
SOUTH AFRICA - 1.44%
Sasol                                                                                                    352,816         11,851,052
                                                                                                                       ------------
                                                                                                                         11,851,052
                                                                                                                       ------------
Spain - 7.58%
Banco Santander Central Hispano                                                                        1,319,848         16,211,900
*Iberdrola                                                                                               700,989         18,109,579
Telefonica                                                                                             1,699,606         28,208,237
                                                                                                                       ------------
                                                                                                                         62,529,716
                                                                                                                       ------------
Taiwan - 0.02%
Chunghwa Telecom ADR                                                                                       8,500            163,625
                                                                                                                       ------------
                                                                                                                            163,625
                                                                                                                       ------------
United Kingdom - 26.60%
Aviva                                                                                                    656,653          7,283,981
BG Group                                                                                               2,553,648         23,116,905
BOC Group                                                                                                544,960         10,310,397
Boots                                                                                                  1,443,587         16,104,220
BP                                                                                                     1,577,477         18,035,231
Brambles Industries                                                                                    1,759,631         10,539,455
GKN                                                                                                    1,782,215          9,283,154
GlaxoSmithKline                                                                                        1,113,526         26,977,468
HBOS                                                                                                   1,233,096         19,396,675
Intercontinental Hotels Group                                                                            274,490          3,703,515
Lloyds TSB Group                                                                                       2,142,063         17,711,414
Rio Tinto                                                                                                501,506         17,805,056
Royal Dutch Shell Class A                                                                                770,477         25,141,377
Unilever                                                                                               1,383,808         13,957,357
                                                                                                                       ------------
                                                                                                                        219,366,205
                                                                                                                       ------------
TOTAL COMMON STOCK (COST $625,788,937)                                                                                  800,140,443
                                                                                                                       ============
                                                                                                     PRINCIPAL
                                                                                                     AMOUNT
REPURCHASE AGREEMENTS - 4.24%
With BNP Paribas 3.51% 9/1/05
 (dated 8/31/05, to be repurchased at $20,241,973,
 collateralized by $20,924,000 U.S. Treasury
 Bills due 1/12/06, market value $20,649,189)                                                        $20,240,000         20,240,000

With UBS Warburg 3.48% 9/1/05 (dated 8/31/05, to be repurchased at $14,743,425, collateralized by $4,740,000 U.S. Treasury Notes 3.13% due 10/15/08, market value $4,695,135 and $9,828,000 U.S. Treasury Notes 6.50% due 10/15/06, market
 value $10,356,259)                                                                                   14,742,000         14,742,000
                                                                                                                       ------------
TOTAL REPURCHASE AGREEMENTS (cost $34,982,000)                                                                           34,982,000
                                                                                                                       ------------
TOTAL MARKET VALUE OF SECURITIES BEFORE SECURITIES LENDING COLLATERAL - 101.26%
   (cost $660,770,937)                                                                                                 $835,122,443
                                                                                                                       ============

                                                                                                     PRINCIPAL
                                                                                                     AMOUNT
SECURITIES LENDING COLLATERAL** - 12.51%
Short-Term Investments
Abbey National 3.59% 1/13/06                                                                            2,155,286         2,155,607
Australia New Zealand 3.60% 10/2/06                                                                     2,912,781         2,912,187
Bank of New York
   3.54% 10/28/05                                                                                       1,456,189         1,456,116
   3.54% 4/4/06                                                                                         2,329,955         2,329,750
Bank of the West 3.49% 3/2/06                                                                           2,912,260         2,912,187
Barclays London
   3.55% 9/16/05                                                                                        2,912,167         2,912,187
   3.81% 11/28/05                                                                                       1,456,125         1,456,094
Bayerische Landesbank 3.66% 8/25/06                                                                     2,911,404         2,912,187
Bear Stearns
   3.60% 1/17/06                                                                                          582,562           582,635
   3.62% 2/28/06                                                                                        3,203,406         3,203,406
Beta Finance 3.58% 4/18/06                                                                              2,912,091         2,911,969
Calyon
   3.69% 11/3/05                                                                                        2,155,119         2,155,019
   3.77% 12/30/05                                                                                       2,048,155         2,045,797
CDC Financial Products 3.66% 9/30/05                                                                    3,785,843         3,785,843
Citigroup Global Markets
   3.60% 9/1/05                                                                                        14,339,315        14,339,315
   3.63% 9/7/05                                                                                         3,785,843         3,785,843
Commonwealth Bank Australia 3.61% 10/2/06                                                               2,912,525         2,912,187
Credit Swiss First Boston New York
   3.49% 12/29/05                                                                                         611,583           611,583
   3.56% 4/18/06                                                                                        3,145,480         3,145,162
Deutsche Bank London
   3.55% 9/20/05                                                                                        3,204,975         3,204,953
   3.76% 12/27/05                                                                                         873,951           873,765
Goldman Sachs 3.70% 8/31/06                                                                             3,203,406         3,203,406
Lehman Holdings 3.64% 12/23/05                                                                          2,912,566         2,913,932
Marshall & Ilsley Bank 3.44% 12/29/05                                                                   2,912,892         2,912,275
Merrill Lynch Mortgage Capital 3.66% 9/12/05                                                            3,785,843         3,785,843
National City Bank 3.56% 1/23/06                                                                        3,319,993         3,320,013
Nordea Bank Norge ASA 3.55% 10/2/06                                                                     2,912,455         2,912,187
Pfizer 3.52% 10/2/06                                                                                    2,795,719         2,795,700
Proctor & Gamble 3.34 % 10/2/06                                                                         2,912,187         2,912,187
Royal Bank of Canada 3.78% 11/18/05                                                                     2,912,213         2,912,187
Royal Bank of Scotland 3.58% 10/2/06                                                                    2,912,336         2,912,187
Sigma Finance
   3.48% 9/30/05                                                                                        2,737,239         2,737,343
   3.55% 9/15/05                                                                                          582,459           582,442
   3.58% 3/16/06                                                                                          875,167           875,271
Washington Mutual Bank 3.49% 9/19/05                                                                    2,912,234         2,912,187
Wells Fargo 3.56% 10/2/06                                                                               2,911,456         2,912,187
                                                                                                                       ------------
TOTAL SECURITIES LENDING COLLATERAL (cost $103,203,139)                                                                 103,203,139
                                                                                                                       ============
TOTAL MARKET VALUE OF SECURITIES - 113.77%
   (cost $763,974,076)                                                                                                  938,325,582>
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL - (12.51%)**                                                        (103,203,139)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS (SEE NOTES) - (1.26%)                                                   (10,393,968)
                                                                                                                       ------------
NET ASSETS APPLICABLE TO 46,101,732 SHARES OUTSTANDING - 100.00%                                                       $824,728,475
                                                                                                                       ============

+Non-income producing security for the period ended August 31, 2005. >Includes $99,522,411 of securities loaned.
*Fully or partially on loan.
**See Note 4 in "Notes."
^Securities have been classified by country of origin.

SUMMARY OF ABBREVIATIONS:

ADR - American Depositary Receipts

The following forward foreign currency exchange contracts were outstanding at August 31, 2005:

FOREIGN CURRENCY EXCHANGE CONTRACTS(1)

  UNREALIZED


  VALUE OF CONTRACT                                                  APPRECIATION
CONTRACTS TO RECEIVE (DELIVER)                 IN EXCHANGE FOR        AT 8/31/05      SETTLEMENT DATE    (DEPRECIATION)
------------------------------                 ---------------       ------------     ---------------    --------------
  2,148,291  Australian Dollars                  US$ (1,605,204)     $  1,620,993           9/2/05        $    15,789
    355,279  British Pounds                      US$   (634,457)          640,586           9/1/05              6,129
(22,210,000) British Pounds                      US$ 38,595,872       (39,996,164)        10/31/05         (1,400,292)
 69,388,500  Japanese Yen                        US$   (622,430)          626,957           9/2/05              4,527
                                                                                                           ----------
                                                                                                          $(1,373,847)
                                                                                                          ===========

(1)See Note 3 in "Notes."

--------------------------------------------------------------------------------
NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Global & International Funds - Delaware International Value Equity Fund (the "Fund").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY TRANSACTIONS - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At August 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At August 31, 2005, the cost of investments and unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Cost of investments                  $766,739,915
                                     ------------
Aggregate unrealized appreciation     173,040,499
Aggregate unrealized depreciation      (1,454,832)
                                     ------------
Net unrealized appreciation          $171,585,667
                                     ------------

3. FOREIGN EXCHANGE CONTRACTS
The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. SECURITIES LENDING
The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At August 31, 2005, the market value of the securities on loan was $99,522,411, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

5. CREDIT AND MARKET RISK
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At August 31, 2005, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets.

ITEM 2.  CONTROLS AND PROCEDURES.

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

         File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                  CERTIFICATION

I, Jude T. Driscoll, certify that:

     1. I have reviewed this report on Form N-Q of Delaware Group Global and International Funds;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

          (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

          (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

          (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

          (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

          (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

          (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


JUDE T. DRISCOLL
------------------------------
By:    Jude T. Driscoll
Title: Chief Executive Officer
Date:  October 31, 2005

                                  CERTIFICATION

I, Michael P. Bishof, certify that:

     1. I have reviewed this report on Form N-Q of Delaware Group Global and International Funds;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

          (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

          (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

          (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

          (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

          (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

          (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


MICHAEL P. BISHOF
------------------------------
By:    Michael P. Bishof
Title: Chief Financial Officer
Date: October 31, 2005

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE GROUP GLOBAL AND INTERNATIONAL FUNDS


JUDE T. DRISCOLL
------------------------------
By:    Jude T. Driscoll
Title: Chief Executive Officer
Date: October 31, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


JUDE T. DRISCOLL
------------------------------
By:    Jude T. Driscoll
Title: Chief Executive Officer
Date: October 31, 2005


MICHAEL P. BISHOF
------------------------------
By:    Michael P. Bishof
Title: Chief Financial Officer
Date: October 31, 2005